Thomas H. Duncan Direct: 303.299.7321 Fax: 303.296.3956 duncan@ballardspahr.com

August 27, 2010

Via EDGAR Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549
Re:	Stratus Fund, Inc.

Post-Effective Amendment No. 32 to

Registration Statement on Form N-1A

Investment Company Act Registration No. 811-6259

Securities Act of 1933 Registration No. 33-37928

Ladies and Gentlemen:

On behalf of Stratus Fund, Inc. (the “Fund”), attached herewith for filing pursuant to the provisions of the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”) is the electronic version of Post-Effective Amendment No. 32 to the Fund’s Registration Statement on Form N-1A.

This Post-Effective Amendment is being filed pursuant to Rule 485(a) under the 1933 Act for the purpose of amending the Fund’s prospectuses and statement of additional information to comply with the disclosure requirement of Form N-1A as amended in Investment Company Release IC-28584 and to update financial information for the Fund. Such Post-Effective Amendment shall become effective on the sixtieth day after the filing hereof pursuant to Rule 485(a)(1).

Please direct any comments to the Post-Effective Amendment to the undersigned at 303-299-7321.

Sincerely,

/s/ Thomas H. Duncan

Thomas H. Duncan

THD/rjm

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